LEASE LIABILITIES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Leases	R$ 1,916,636	R$ 1,790,193
Present value adjustment - Leases	(1,222,790)	(1,178,642)
Total lease liabilities	693,846	R$ 611,551	R$ 530,131
Not Later Than One 1 Year [Member]
IfrsStatementLineItems [Line Items]
Leases	183,928
Present value adjustment - Leases	(6,918)
Total lease liabilities	177,010
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Leases	419,882
Present value adjustment - Leases	(124,826)
Total lease liabilities	295,056
Later than five years [member]
IfrsStatementLineItems [Line Items]
Leases	1,312,826
Present value adjustment - Leases	(1,091,046)
Total lease liabilities	R$ 221,780